Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2021	2020
Operating lease right-of-use assets	$1,598	$1,728

Current portion of obligations under operating leases	$534	$529
Long-term portion of obligations under operating leases	1,064	1,199
Total obligations under operating leases	$1,598	$1,728
	2021	2020
Leased property under finance leases	$11,978	$12,112
Less accumulated amortization	(6,588)	(6,377)
Leased property under finace leases, net	$5,390	$5,735

Current portion of obligations under finance leases	$167	$333
Long-term portion of obligations under finance leases	496	560
Total obligations under finance leases	$663	$893

Lease, Cost [Table Text Block]
	2021	2020
Operating lease cost:
Rental expense	$758	$643

Finance lease cost:
Depreciation expense	$545	$497
Interest expense	41	40
Total finance lease cost	$586	$537

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2022	$198	$597	$795
2023	139	491	630
2024	129	315	444
2025	64	253	317
2026	39	84	123
Thereafter	390	-	390
Total lease payments	959	1,740	2,699
Less imputed interest	296	142	438
Total	663	1,598	2,261
Less current portion of obligations under leases	167	534	701
Long-term portion of obligations under leases	$496	$1,064	$1,560